Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Williams Capital Liquid Assets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
     Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Liquid Assets Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
     This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
     The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
     The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[1]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Other	rr_Component2OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290

[1]	The Liquid Assets Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2014, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Distribution Plan.
[2]	The Liquid Assets Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2014, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Service Plan.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Liquid Assets Fund level operating expenses of the Service Shares will expire on March 1, 2014. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.